WADDELL & REED ADVISORS FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

August 25, 2014

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Waddell & Reed Advisors Funds (Registrant)

File Nos. 333-82447 and 811-09435/CIK No. 0001072962

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus dated January 31, 2014, and as supplemented August 4, 2014, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary